Braskem Idesa Financing (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of braskem idesa financing

		Outstanding amount
	Principal amount US$	in US$: principal
Identification		plus interests	Maturity	Charges (% per year)		2021	2020

Project finance
Project finance I	700,000		Feb-2027	Us dollar exchange variation + quarterly Libor + 3.25	(i)		2,444,515
Project finance II	210,000		Feb-2027	Us dollar exchange variation + 6.17	(i)		690,311
Project finance III	600,000		Feb-2029	Us dollar exchange variation + 4.33	(i)		2,145,326
Project finance IV	660,000		Feb-2029	Us dollar exchange variation + quarterly Libor + 3.88	(i)		2,419,920
Total under current liabilities	2,170,000						7,700,072

Bond
Bond I	900,000	914,696	Nov-2029	Us dollar exchange variation + 7.45		5,104,463	4,729,587
Bond II	1,200,000	1,224,766	Feb-2032	Us dollar exchange variation + 6.99	(ii)	6,834,805
	2,100,000	2,139,462				11,939,268	4,729,587

Other	150,000	152,291	Oct-2026	Us dollar exchange variation + quarterly Libor + 4.00	(ii)	849,859

Transactions costs						(477,592)	(370,421)

Total						12,311,535	12,059,238

Current liabilities						86,765	7,660,128
Non-current liabilities						12,224,770	4,399,110
Total						12,311,535	12,059,238

(i)	Prepaid in October 2021.
(ii)	Funding operation carried out in October 2021.

The following table summarizes the long-term maturities of these financings as of December 31, 2021:

The following table summarizes the long-term maturities of these financings as of December 31, 2021:

	2021	2020

2023	67,649
2024	68,694
2025	69,530
2026	408,445
2029	4,900,399	4,399,110
2032	6,710,053
Total	12,224,770	4,399,110